FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

November 12, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 8, 2014  to the Prospectus dated December 30, 2013 as supplemented on June 26, 2014 and July 11, 2014 to the Dividend Plus+ Income Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on October 8, 2014 (Accession Number: 0001435109-14-000699).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com

Sincerely,

/s/Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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